As filed electronically with the Securities and Exchange Commission on
                                February 28, 2002
                       (File Nos. 33-95688 and 811-09084)


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       Post-Effective Amendment No. 12 [x]

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                              Amendment No. 14 [x]


                                 THE WEISS FUND
               (Exact Name of Registrant as Specified in Charter)

               4176 Burns Road, Palm Beach Gardens, Florida 33410
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (561) 627-3300

                                 Martin D. Weiss
                          Weiss Money Management, Inc.
                                 4176 Burns Road
                        Palm Beach Gardens, Florida 33410
                     (Name and Address of Agent for Service)

                                   Copies to:

                             John V. O'Hanlon, Esq.
                                     Dechert
                          Ten Post Office Square, South
                                Boston, MA 02109


[X]  It  is  proposed  that  this  Post-Effective   Amendment  will  become
     effective on April 30, 2002 pursuant to paragraph (a)(1) of Rule 485.